Warrants - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) day $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 20, 2021 USD ($)	Jul. 19, 2021 USD ($)
Class of Warrant or Right [Line Items]
Derivative liability, Fair value | $				$ 1,300,000		$ 0	$ 5,500,000
Warrant liabilities | $	$ 8,836,000		$ 11,240,000	0
Change in fair value of warrant liability | $	$ 2,404,000	$ 0	$ 26,405,000	$ 0	$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	11,887,500		11,887,500
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 11.50
Expiration period			5 years
Redemption price (in dollars per share) | $ / shares			$ 0.01
Redemption period			30 days
Warrant, number of trading days of sale price of common stock for redemption | day			20
Warrant, number of consecutive trading days | day			30
Change in fair value of warrant liability | $	$ 1,900,000		$ 19,300,000
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of shares entitled to holders of each whole warrant (in shares) | shares			1
Redemption trigger price (in dollars per share) | $ / shares			$ 18.00
Private Unit Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	3,451,937		3,451,937
Change in fair value of warrant liability | $	$ (500,000)		$ (7,100,000)
$11.50 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 11.50
$11.50 Exercise Price Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares			2,539,437
$15 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 15
Expiration period			10 years
$15 Exercise Price Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares			912,500